CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
OPERATING ACTIVITIES
Income (loss) from continuing operations		R$ (270,983)	R$ 218,709	R$ (447,081)	R$ 622,534
Adjustments for:
Depreciation and amortization				1,301,510	1,127,954
Depreciation and depletion of biological assets				754,783	645,551
Result on disposal of property, plant and equipments and investment				(89,775)	24,279
Write-down of inventories to net realizable value				68,965	96,916
Provision for tax, civil and labor risks				73,645	260,311
Financial results, net				2,346,976	1,233,191
Tax recoveries and gains in tax lawsuits				(64,877)	(294,890)
Deferred income tax				(271,803)	187,959
Employee profit sharing				65,255	159,669
Other provisions				5,790	67,558
Cash flow provided by operating activities before working capital				3,743,388	4,131,032
Trade accounts receivable				849,748	827,060
Inventories				(2,385,327)	(1,980,815)
Biological assets - current				(551,526)	(295,995)
Trade accounts payable				1,181,000	1,521,185
Supply chain finance				443,092	282,351
Cash generated by operating activities				3,280,375	4,484,818
Investments in securities at FVTPL	[1]			(46,695)
Redemptions of securities at FVTPL	[1]			66,797	102,172
Interest received				61,872	77,686
Payment of tax, civil and labor provisions				(269,704)	(215,439)
Derivative financial instruments				(35,097)	1,285,272
Payment of income taxes					(152)
Other operating assets and liabilities				(123,894)	378,166
Net cash provided by operating activities				2,933,654	6,112,523
INVESTING ACTIVITIES
Investments in securities at amortized cost				(4,060)
Redemptions of securities at amortized cost				166,112
Investments in securities at FVTOCI	[2]			(12,866)
Redemptions of securities at FVTOCI	[2]			86,059	26,352
Redemption of restricted cash				400	285,622
Additions to property, plant and equipment				(1,050,838)	(542,600)
Additions to biological assets - non-current				(922,801)	(725,484)
Proceeds from disposals of property, plant, equipments and investment				49,340	69,696
Additions to intangible assets				(133,436)	(74,384)
Business combination, net of cash				(983,709)
Sale of participation in subsidiaries with loss of control				132,951	38,546
Acquisition of participation in joint ventures and subsidiaries				1,974	(819)
Net cash used in investing activities				(2,670,874)	(923,071)
Net cash provided by investing activities from discontinued operations				(17,550)
Net cash used in investing activities				(2,688,424)	(923,071)
FINANCING ACTIVITIES
Proceeds from debt issuance				1,831,117	8,666,404
Repayment of debt				(980,677)	(6,360,934)
Payment of interest				(1,021,601)	(1,002,146)	R$ 136,625
Payment of interest derivatives - fair value hedge				(1,086)
Treasury shares acquisition					(106,070)
Acquisition of non-controlling interests				(238,421)	(100,390)
Payment of lease liabilities				(548,911)	(402,259)
Net cash provided by (used in) financing activities				(959,579)	694,605
EFFECT OF EXCHANGE RATE VARIATION ON CASH AND CASH EQUIVALENTS				27,568	1,276,745
Net increase (decrease) in cash and cash equivalents				(686,781)	7,160,802
Balance at the beginning of the period				7,576,625	4,237,785	4,237,785
Balance at the end of the period		R$ 6,889,844	R$ 11,398,587	R$ 6,889,844	R$ 11,398,587	R$ 7,576,625

[1]	FVTPL: Fair Value Through Profit and Loss.
[2]	FVTOCI: Fair Value Through Other Comprehensive Income.